Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Schedule of stock options activity

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of January 1, 2019	1,235,873	0.001
Granted	147,820	0.001
Forfeited	(206,805)	0.001
Outstanding as of December 31, 2019	1,176,888	0.001	6.87	13,863
Vested and expected to vest as of December 31, 2019	1,135,355	0.001	6.81	13,373
Exercisable as of December 31, 2019	972,290	0.001	6.49	11,453

Schedule of stock options, valuation assumption

	2017	2018	2019

Expected volatility	47.40%~50.00%	46.8%~49.6%	48.70%~52.67%
Risk-free interest rate (per annum)	2.37%~2.40%	2.69%~2.87%	1.58%~2.41%
Exercise multiple	2.2~2.8	2.2~2.8	2.2
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$14.379~21.573	US$16.919~20.979	US$11.779~17.519

Schedule of allocation of share based compensation expense

	For the years ended December 31,
	2017	2018	2019

Fulfillment expenses	5,079	1,059	283
Marketing expenses	23,807	11,729	4,627
Technology and content development expenses	3,971	2,984	424
General and administrative expenses	13,220	7,903	3,469
Total share-based compensation expense	46,077	23,675	8,803